Consolidated Statements of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	¥ 16,666	¥ 19,410
Short-term bank deposits	6,814	3,100
Accounts receivable, net	20,475	22,096
Contract assets	478
Inventories	4,832	4,123
Prepayments and other current assets	23,619	22,128
Income tax recoverable	121	693
Total current assets	73,005	71,550
Non-current assets
Property, plant and equipment, net	407,795	406,257
Construction in progress	66,644	73,106
Lease prepayments	21,568	22,262
Goodwill	29,922	29,920
Intangible assets	14,161	12,391
Interests in associates	38,051	35,726
Investments		1,154
Equity instruments at fair value through other comprehensive income	852
Deferred tax assets	6,544	5,479
Other assets	4,840	3,349
Total non-current assets	590,377	589,644
Total assets	663,382	661,194
Current liabilities
Short-term debt	49,537	54,558
Current portion of long-term debt	1,139	1,146
Accounts payable	107,887	119,321
Accrued expenses and other payables	43,497	98,695
Contract liabilities	55,783
Income tax payable	601	404
Current portion of finance lease obligations	101	51
Current portion of deferred revenues	375	1,233
Total current liabilities	258,920	275,408
Non-current liabilities
Long-term debt	44,852	48,596
Finance lease obligations	115	26
Deferred revenues	1,454	1,828
Deferred tax liabilities	13,138	8,010
Other non-current liabilities	804	629
Total non-current liabilities	60,363	59,089
Total liabilities	319,283	334,497
Equity
Share capital	80,932	80,932
Reserves	262,137	244,935
Total equity attributable to equity holders of the Company	343,069	325,867
Non-controlling interests	1,030	830
Total equity	344,099	326,697
Total liabilities and equity	¥ 663,382	¥ 661,194